Commitments and Contingencies (Tables)	12 Months Ended
Dec. 30, 2016
Commitments and Contingencies
Schedule of commercial commitments outstanding

	Amount of Commitment Expiration Per Period
	Less than				Total Amount
($ in thousands)	1 Year	1-3 Years	4-5 Years	Over 5 Years	Committed
Letters of credit	$47,808	$44,050	$6,231	$27,706	$125,795
Bank guarantees	7,724	615	51	—	8,390
Surety and bid bonds	765,180	35,397	67	—	800,644
Total	$820,712	$80,062	$6,349	$27,706	$934,829